UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.2%

Security	Principal Amount (000’s omitted)	Value
Education — 25.3%
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	$95	$106,444
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	152,689
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	140	158,802
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	208,756
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	150	165,998
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	457,274
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,308,937
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	800,453
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	280,135
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,482,430

		$10,121,918

Escrowed/Prerefunded — 18.0%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,130,105
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	465	479,415
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	730	752,630
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,622,355
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	957,754
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	135	143,883
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	186,515
Pennsylvania Turnpike Commission, Prerefunded to 12/1/21, 5.25%, 12/1/31	1,000	1,096,810
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	263,085
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	601,128

		$7,233,680

General Obligations — 49.3%
Allegheny County, 5.00%, 11/1/43(1)	$3,800	$4,321,170
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,271,350
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,143,010
Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,168,550
Peters Township School District, 5.00%, 9/1/40(1)	3,225	3,669,534
State College Area School District, 5.00%, 5/15/44(1)	3,650	4,177,972

		$19,751,586

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.4%
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	$1,000	$1,043,570
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	534,015
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	261,925
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,630,352
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	701,129

		$4,170,991

Housing — 0.4%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$182,067

		$182,067

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$503,774
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	767,647

		$1,271,421

Insured – Escrowed/Prerefunded — 3.0%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$530,110
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	152,015
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	86,038
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	86,038
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	334,029

		$1,188,230

Insured – General Obligations — 11.4%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$627,250
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,383,994
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,546,575

		$4,557,819

Insured – Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$296,495

		$296,495

Insured – Industrial Development Revenue — 2.5%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,020,900

		$1,020,900

Insured – Lease Revenue/Certificates of Participation — 1.3%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$505,620

		$505,620

Insured – Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,295	$314,180

		$314,180

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 5.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$2,100	$2,216,340

		$2,216,340

Insured – Water and Sewer — 3.6%
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	$1,920	$1,436,621

		$1,436,621

Special Tax Revenue — 14.9%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,617,030
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,339,725

		$5,956,755

Transportation — 5.9%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	$1,450	$1,627,886
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	190	201,947
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	523,470

		$2,353,303

Total Tax-Exempt Investments — 156.2% (identified cost $60,817,429)		$62,577,926

Other Assets, Less Liabilities — (56.2)%		$(22,527,360)

Net Assets Applicable to Common Shares — 100.0%		$40,050,566

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 6.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$62,577,926	$—	$62,577,926
Total Investments	$—	$62,577,926	$—	$62,577,926

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On December 21, 2018, the shareholders of the Fund approved an Agreement and Plan of Reorganization providing for the reorganization of the Fund into the Eaton Vance Municipal Bond Fund. The transaction was completed as of the close of business on January 18, 2019.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019